Property, Plant and Equipment, Net - Schedule of Property, Plant And Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property, Plant And Equipment [Line Items]
Property and equipment, net gross	¥ 22,030	$ 3,135	¥ 20,106
Less: loss of impairment	(1,896)	(270)	(1,896)
Less: Accumulated depreciation	(11,597)	(1,650)	(9,554)
Property and equipment, net	8,537	1,215	8,656
Leasehold Improvements [Member]
Schedule of Property, Plant And Equipment [Line Items]
Property and equipment, net gross	549	78	534
Computer and electronic equipment [Member]
Schedule of Property, Plant And Equipment [Line Items]
Property and equipment, net gross	2,485	354	2,457
Manufacturing Equipment [Member]
Schedule of Property, Plant And Equipment [Line Items]
Property and equipment, net gross	14,111	2,008	12,460
Office equipment [Member]
Schedule of Property, Plant And Equipment [Line Items]
Property and equipment, net gross	334	47	288
Motor vehicles [Member]
Schedule of Property, Plant And Equipment [Line Items]
Property and equipment, net gross	4,446	633	4,367
Construction in process [Member]
Schedule of Property, Plant And Equipment [Line Items]
Property and equipment, net gross	¥ 105	$ 15